U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.               Name and address of issuer:

SSgA Funds

909 A Street

Tacoma, Washington 98402

2.               The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

SSgA Money Market Fund

SSgA US Government Money Market Fund

SSgA Yield Plus Fund

SSgA S&P 500 Index Fund

SSgA Small Cap Fund

SSgA Disciplined Equity Fund

SSgA Bond Market Fund

SSgA Emerging Markets Fund

SSgA US Treasury Money Market Fund

SSgA Core Opportunities Fund

SSgA Intermediate Fund

SSgA Prime Money Market Portfolio

SSgA Tax Free Money Market Fund

SSgA International Stock Selection Fund

SSgA Life Solutions Balanced Fund

SSgA Life Solutions Growth Fund

SSgA Life Solutions Income and Growth Fund

SSgA Tuckerman Active REIT Fund

SSgA Aggressive Equity Fund

SSgA Special Equity Fund

SSgA International Growth Opportunities Fund

SSgA High Yield Bond Fund

SSgA IAM SHARES Fund

SSgA MSCI EAFE Index Fund

SSgA Large Cap Value Fund

SSgA Large Cap Growth Opportunities Fund

3.	Investment Company Act File Number:	811-5430

	Securities Act File Number:	33-19229

4(a).        Last day of fiscal year for which this Form is filed:

08/31/2004

4(b).    ☐      Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer’s fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer’s fiscal year, interest must be paid on the registration fee due.

4(c).     ☐      Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$315,153,437,460.58
(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$316,875,225,803.54
(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	—
(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:			$316,875,225,803.54

(v)	Net sales — if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:			$(1,721,788,342.96)
(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)		—

(vii)	Multiplier for determining registration fee (See Instruction C.9):		X	.0001267
(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):			$0

6.               Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other unites) deducted here:  Not Applicable.  If there is a number of shares or othe runits that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is field that are available for use by the issuer in future fiscal years, then state that number here:  Not Applicable.

7.               Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see instruction D):

+$ Æ

8.               Total amount of the registration fee due plus any interest due [Item 5(viii) plus line 7]:  $0

9.               Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:  N/A

Account Number: 0000826686

Method of Delivery:

☐                                    Wire transfer

☐                                    Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark E. Swanson
Mark E. Swanson, Treasurer

Dated: November 9, 2004

* Please print the name and title of the signing officer below the signature.